Schedule of Investments
(unaudited)
April 30, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction & Engineering — 0.1%
United Site Services
(a) (b)
................. 262,518 $ 1,903,255
Financial Services — 0.0%
Aimbridge Topco LLC
(a) (b)
................ 24,947 997,880
Food Products — 0.0%
H-Food Holdings LLC
(a)
................. 58,429 1,055,403
Ground Transportation — 0.0%
SIRVA, Inc.
(a)
........................ 8,136 6,778
Hotels, Restaurants & Leisure — 0.1%
(a)(b)
Fortrex Holdings LLC .................. 51,119 1,380,215
Hurtigruten Global Sales A/S ............. 112,028 1
1,380,216
Household Durables — 0.0%
Svp Singer
(a) (b)
....................... 52,276 235,242
IT Services — 0.1%
Travelport Technology Ltd.
(a) (b)
............ 1,636 1,785,809
Machinery — 0.0%
Ameriforge Group, Inc.
(a) (b)
............... 5,385 —
Media — 0.1%
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 0 )
(a) (c)
................ 14,037 1,647,003
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(a) (b)
.............. 94,283 659,981
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC
(a) (b)
............... 37,442 231,392
Wireless Telecommunication Services — 0.1%
Altice France Lux 3
(a)
.................. 66,137 1,346,736
Total Common Stocks — 0 .5%
(Cost: $ 13,827,950 ) ............................... 11,249,695
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wolverine Escrow LLC, 0.00%, 11/15/26
(b)
.... USD 2,628 —
Chemicals — 0.0%
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
..... 34 33,987
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a) (b) (e)
............... 8,430 1
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
...... 7,495 7,740,671
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33
(a) (b) (e)
. 787 194,657
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%, (15.50% Cash or
15.50% PIK), 11/01/24
(a) (d) (e) (f)
.......... 1,919 599,740
Total Corporate Bonds — 0 .3%
(Cost: $ 9,744,005 ) ............................... 8,569,056
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Health Care Technology — 0.2%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... USD 4,941 $ 4,684,516
Software — 0.2%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 5,357 5,137,526
Total Fixed Rate Loan Interests — 0 .4%
(Cost: $ 10,297,629 ) ............................... 9,822,042
Floating Rate Loan Interests
Aerospace & Defense — 3.1%
(g)
Atlas CC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.50%), 8.43% 05/25/29 .............. 18,046 3,329,504
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
1.25%), 5.18% 05/25/29 .............. 2,634 463,672
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
10/31/30 ................... 6,440 6,455,846
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 7.79%
,
08/03/29 ... 6,682 6,709,593
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
10/31/31 ............. 8,028 8,051,511
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
10/31/31 ............. 3,053 3,061,891
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
5.95%
,
02/26/32 ................... 3,008 3,020,341
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.51%
,
02/01/28 ................... 9,019 7,691,576
Propulsion BC Finco SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.20%
,
12/01/32 ............. 2,250 2,261,798
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.45%
,
11/06/28 ........ 2,506 2,519,292
TransDigm, Inc., 1st Lien Term Loan J , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
02/28/31 ................... 8,289 8,299,936
TransDigm, Inc., 1st Lien Term Loan K , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.90%
,
03/22/30 ................... 8,898 8,910,258
TransDigm, Inc., 1st Lien Term Loan L , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
01/19/32 ................... 1,103 1,104,380
TransDigm, Inc., 1st Lien Term Loan M , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
08/19/32 ................... 8,726 8,738,078
TransDigm, Inc., 1st Lien Term Loan N , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
02/14/33 ................... 5,757 5,765,290
76,382,966

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components — 1.7%
(g)
Allison Transmission, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
01/03/33 ............. USD 4,539 $ 4,562,921
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15% , 05/06/30 ........... 11,948 11,988,903
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40% , 01/28/32 ........... 9,480 9,519,276
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.67%
,
01/30/32 ............ 641 641,370
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
06/04/31 ................... 5,153 5,157,791
Gates Global LLC, 1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
11/16/29 ................... 1,619 1,619,887
Realtruck Group, Inc., 1st Lien Term Loan A ,
(6-mo. CME Term SOFR at 1.50% Floor +
4.75%), 8.52%
,
01/31/31 ............. 428 241,259
Realtruck Group, Inc., 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.00% Floor +
6.00%), 9.77%
,
01/31/31 ............. 1,894 1,081,622
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.76% -
8.80%
,
11/17/28 ................... 7,534 7,523,943
42,336,972
Automobiles — 0.3%
(g)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.90%
,
01/22/31 ........ 2,747 2,738,998
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.65%
,
07/02/31 ............. 5,111 5,087,546
7,826,544
Beverages — 0.4%
(g)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.05% , 01/24/29 ........... 1,503 841,413
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.20% , 01/24/29 ........... 6,589 6,554,863
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.80% , 01/24/30 ........... 3,426 700,831
Sazerac Co., Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
07/09/32 ................... 2,142 2,139,468
10,236,575
Biotechnology — 0.6%
(g)
Biomarin Pharmaceutical, 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.17%
,
01/28/33 ............. 3,732 3,741,927
PAREXEL International Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.40%
,
12/12/31 ............ 10,512 10,511,981
14,253,908
Security
Par (000)
Par (000) Value
Broadline Retail — 0.6%
(g)
Boots Group Finco LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
08/30/32 ............. USD 6,659 $ 6,690,542
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.40%
,
03/15/30 ............. 7,745 7,665,446
14,355,988
Building Products — 1.5%
(g)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
05/14/29 ................... 376 377,477
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.40%
,
09/08/32 ................... 14,122 14,094,038
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.90%
,
07/08/30 ............. 4,810 4,290,140
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.65%
,
10/27/32
(b)
.................. 7,681 7,565,676
Gibraltar Industries, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90% - 5.91%
,
02/02/33
(b)
....... 1,552 1,551,538
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.95%
,
08/05/31 ................... 9,459 8,570,830
36,449,699
Capital Markets — 5.0%
(g)
Allspring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.75%
,
11/01/30 ................... 1,361 1,365,794
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%; 6-mo. CME Term SOFR
at 0.00% Floor + 2.75% at 0.00% Floor +
0.00%), 6.37% - 6.45%
,
02/18/31 ........ 6,203 6,112,441
Aretec Group, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.65%
,
08/09/30 ............. 3,970 3,977,446
Ascensus Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.65%
,
11/25/32 .............. 6,345 6,286,309
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.45%
,
12/20/29 ................... 8,601 8,610,403
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40%
,
11/25/31 .............. 7,677 7,590,491
Belron Finance 2019 LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.66%
,
10/16/31 ............. 16,760 16,830,311
Chicago US MidCo III LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15%
,
10/29/32 ............. 8,369 8,372,834
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 5.70%
,
10/31/31 .. 9,773 9,805,595
Digicel International Finance Ltd., 1st Lien Term
Loan B , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.16%
,
08/09/32 ........ 2,699 2,699,926

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.15%
,
09/15/31 ........ USD 12,229 $ 12,127,103
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.20%
,
09/05/31 ............ 2,609 2,603,001
Hudson River Trading LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.16%
,
03/18/30 ............. 6,935 6,952,373
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
12/15/31 ............. 19,848 19,810,595
Jupiter Borrower, Inc., 1st Lien Term Loan B ,
03/25/33
(h)
....................... 2,603 2,609,507
Osaic Holdings, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.20%
,
07/30/32 ............. 8,585 8,578,733
124,332,862
Chemicals — 3.2%
(g)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 7.77%
,
11/24/27
(b)
........... 2,309 2,101,217
Chemours Co. LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
10/15/32 ............. 8,623 8,590,185
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.67%
,
11/01/30 ................... 5,395 5,398,302
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.41%
,
10/04/29 ............. 5,563 5,504,976
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
06/12/31 ........ 3,159 3,162,296
Element Solutions, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
12/18/30 ............. 4,044 4,053,346
Fortis 333, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.15%
,
03/29/32 ................... 3,955 3,895,653
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
02/15/30 ................... 838 840,446
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.90%
,
10/07/31 ............. 947 828,942
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.72%
,
07/03/28 ............. 5,815 5,371,708
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
11/26/31
(b)
............ 3,821 3,826,063
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.95%
,
11/03/32 ............ 3,481 3,440,649
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.70%
,
06/23/31 ........ 5,528 5,453,776
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.75%), 8.52%
,
04/08/31 .. 10,156 5,924,255
Security
Par (000)
Par (000) Value
Chemicals (continued)
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
10/09/31 ............. USD 3,505 $ 3,508,105
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.41%
,
10/29/32 ........ 4,247 4,272,227
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 6.66%
,
08/02/30 ............. 6,084 6,085,521
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
08/19/32 ............. 6,380 6,379,853
78,637,520
Commercial Services & Supplies — 3.5%
(g)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.70%
,
10/24/30 ........ 5,117 5,105,002
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
08/20/32 ............. 17,898 17,941,674
Anticimex Global AB, Facility 1st Lien Term Loan
B8 , 11/17/31
(h)
..................... 1,977 1,980,716
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.50%
,
09/06/27 ............. 2,801 2,810,684
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.70%
,
04/01/32 ............ 6,228 5,994,098
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.17%
,
10/11/32 ................... 2,359 2,372,983
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.40%
,
06/02/31 ............ 7,340 7,104,983
Innio North America Holding, Inc., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.66%
,
11/03/31 .... 6,214 6,220,187
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.46%
,
10/17/30 ............ 4,221 4,221,493
LABL, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.41% , 11/03/26 ........... 789 786,492
(3-mo. CME Term SOFR at 0.50% Floor +
6.75%), 10.41% - 10.46% , 12/02/26
(b)
... 762 640,410
LABL, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.77%
,
10/30/28
(a) (b) (e)
................ 9,761 4,880,355
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.45%
,
03/11/32 ................... 10,790 10,820,330
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.66%
,
10/15/30 ... 1,050 1,050,540
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.41%
,
03/08/32 ... 8,174 8,079,627
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
01/15/31 ............. 1,908 1,908,217
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.91%
,
01/15/31 ............. 3,250 3,250,070

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.91%
,
01/15/31 ............. USD 528 $ 528,136
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.96%
,
02/15/29 ... 1,925 1,615,529
87,311,526
Communications Equipment — 0.3%
Ciena Corp., 1st Lien Term Loan , (US Prime Rate
at 0.00% Floor + 0.75%), 7.50%
,
10/24/30
(g)
. 6,869 6,864,651
Construction & Engineering — 1.0%
(g)
Azuria Water Solutions, Inc., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.19%
,
04/25/33
(b)
............ 5,377 5,363,681
Azuria Water Solutions, Inc., Delayed Draw 1st
Lien Term Loan , (12-mo. CME Term SOFR at
0.00% Floor + 0.00%), 0.00%
,
04/25/33
(b)
.. 717 715,157
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.16%
,
08/01/30 ........ 9,661 8,356,165
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15%
,
11/03/31 .............. 2,581 2,594,621
Dycom Industries, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
01/27/33 ............. 2,246 2,261,453
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.90%
,
12/16/31 ............. 5,544 5,562,880
24,853,957
Construction Materials — 1.8%
(g)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
01/31/31 ................... 7,648 7,670,491
MSOF Beacon LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
12/23/32 ................... 1,668 1,673,555
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.65%
,
03/08/29 ................... 1,933 1,371,285
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90%
,
04/14/31 ............. 5,925 5,926,718
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90%
,
03/19/29 ............. 5,315 5,317,948
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90%
,
02/10/32 ............. 5,507 5,508,846
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.40%
,
09/22/28 ............. 1,005 1,005,612
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.92%
,
10/19/29 ... 16,657 16,551,618
45,026,073
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.9%
(g)
BCPE Empire Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
12/29/32 ............. USD 10,859 $ 10,835,219
EG America LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.90%
,
02/10/31 ................... 9,169 9,169,000
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
10/03/31 ................... 1,487 1,498,632
21,502,851
Containers & Packaging — 2.3%
(g)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.50%), 6.16%
,
11/29/30 ............ 10,321 10,318,199
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.83% , 04/13/29 ........... 1,070 1,018,319
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.90% , 04/01/32 ........... 8,302 7,678,683
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-day SOFR at 0.00% Floor + 1.75%),
5.38%
,
07/30/32 ................... 11,134 11,131,258
Graham Packaging Co., Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90%
,
01/26/33 ............. 5,919 5,907,162
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.16%
,
04/15/30 ... 4,890 4,797,285
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.65%
,
02/01/29 ................... 4,126 4,124,806
ProAmpac PG Borrower LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 7.77%
,
03/07/33 ............ 4,468 4,361,690
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.15%
,
09/15/32 ... 4,098 4,092,455
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.45%
,
09/15/28 ............. 3,686 3,466,890
56,896,747
Diversified Consumer Services — 0.8%
(g)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 5.40%
,
08/23/32 ... 4,231 4,229,306
OMNIA Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.43%
,
12/31/32 ............. 2,446 2,456,528
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
03/26/31 ............. 4,364 4,381,720
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
01/30/31 ................... 9,501 9,512,245
20,579,799
Diversified REITs — 0.1%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
05/18/30
(g)
............ 2,270 2,269,649

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 1.6%
(g)
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
03/29/32 ............. USD 15,639 $ 15,672,467
Radiate Holdco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 7.65% , 06/26/29 ........... 194 194,010
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.27% 09/25/29 ............ 10,679 9,715,833
Radiate Holdco LLC, Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.00%), 7.65%
,
06/26/29 ........ 194 194,009
Sunrise Financing Partnership, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.47%), 6.10%
,
02/16/32 ... 2,258 2,257,142
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.02%
,
01/31/29 ........ 3,996 3,901,503
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.77% 03/11/30 .............. 7,459 7,440,255
39,375,219
Electric Utilities — 0.6%
(g)
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
04/16/31 ................... 13,687 13,708,457
NRG Energy, Inc., 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.56%
,
04/15/33 ................... 1,298 1,302,543
15,011,000
Electronic Equipment, Instruments & Components — 0.6%
(g)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
06/20/31 ................... 3,144 3,138,121
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
07/02/29 ................... 6,038 6,038,328
CoorsTek, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
10/28/32 ................... 803 807,669
Sanmina Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
10/27/32
(b)
.................. 4,840 4,858,150
14,842,268
Energy Equipment & Services — 0.3%
(g)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.43%
,
02/26/32 ................... 5,590 5,566,284
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.41%
,
10/01/32 ............. 1,482 1,487,558
7,053,842
Entertainment — 3.5%
(g)
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.43%
,
07/22/30 ............. 4,357 4,339,337
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15%
,
10/01/31 ............. 12,113 12,140,246
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.45%
,
09/30/31 ............. 10,722 10,730,155
Security
Par (000)
Par (000) Value
Entertainment (continued)
EOC Borrower LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40%
,
03/24/32 ............. USD 12,394 $ 12,422,102
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
10/21/32 ........ 6,517 6,514,647
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.20%
,
11/13/29 .............. 9,466 8,374,864
OAK-Eagle Acquireco, Inc., 1st Lien Term Loan
B1 , 03/23/33
(h)
..................... 16,540 16,544,135
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
11/21/31 ........ 15,758 15,794,044
86,859,530
Financial Services — 3.4%
(g)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.90%
,
12/21/28 ........ 7,086 7,099,836
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.40%
,
07/30/31 ............ 2,142 2,149,465
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.66%
,
05/21/31 ............. 9,456 9,484,054
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
02/27/32 ............. 9,847 9,235,251
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
01/03/29 ................... 7,809 7,830,293
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.65%
,
05/19/31 ................... 14,532 14,526,594
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
09/13/32 ............ 4,560 4,564,742
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.40%
,
02/17/31 ............. 7,511 7,391,477
LBM Acquisition LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.50%
,
06/06/31 ................... 3,521 2,929,506
Orion US Finco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.17%
,
10/08/32 ................... 5,399 5,389,714
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
05/30/31 ............. 7,426 7,447,278
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
10/16/31 ............. 325 326,042
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
04/03/28 ................... 2,962 2,962,406
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
03/05/32 ................... 3,703 3,688,049
85,024,707

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products — 1.3%
(g)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
10/28/32 ................... USD 12,607 $ 12,672,709
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.88%
,
09/30/31 ........ 8,779 8,705,117
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.88%
,
09/30/32 ............. 2,439 2,420,084
MP Midco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.16%
,
03/29/30 ............. 944 944,106
Treehouse Foods, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.90%
,
02/11/33 .............. 4,495 4,527,319
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.20%
,
01/29/32 ............. 1,891 1,892,621
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.71%
,
12/31/29 ................... 429 57,546
31,219,502
Gas Utilities — 0.5%
(g)
Bip Pipeco Holding LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
12/05/30 ............. 1,028 1,030,274
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.15%
,
04/01/32 ............ 3,853 3,862,577
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
03/11/33 .............. 2,782 2,787,230
Traverse Midstream Partners LLC, 1st Lien Term
Loan B , 04/20/33
(h)
.................. 1,543 1,543,972
Venture Global Calcasieu Pass LLC, 1st Lien
Term Loan , (12-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.72%
,
04/11/33 .... 4,302 4,312,067
13,536,120
Ground Transportation — 0.6%
(g)
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.45%
,
04/10/31 ............. 9,132 9,137,577
Hertz Corp. (The), 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.16%
,
06/30/28 ................... 4,951 3,883,851
Hertz Corp. (The), 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.16%
,
06/30/28 ................... 943 739,514
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 11.66%
,
08/20/29 ............. 5,181 2,022,014
15,782,956
Health Care Equipment & Supplies — 1.4%
(g)
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.40%
,
01/15/31 ............. 9,154 9,196,639
Hologic, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
04/07/33 ................... 20,087 19,974,111
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
QuidelOrtho Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.65%
,
08/20/32 ................... USD 5,588 $ 5,416,362
34,587,112
Health Care Providers & Services — 2.3%
(g)
ACP Tara Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95%
,
12/15/32 ............. 1,057 1,058,585
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
09/20/32 ............. 898 900,409
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.40%
,
09/29/28 ............ 5,255 5,258,792
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.16%
,
11/08/32 ................... 6,951 6,974,142
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.65%
,
07/28/31 ........ 2,592 2,603,063
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
02/07/33 ............. 5,404 5,421,832
EyeCare Partners LLC, 1st Lien Term Loan C ,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 6.75%
,
11/30/28
(a) (e)
........... 243 40,654
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
05/19/31 ............. 6,012 5,983,644
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.26%
,
11/01/28 ............ 5,055 698,228
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 10.76%
,
11/01/29 ........... 3,196 217,333
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.40% , 10/23/28 ........... 3,933 3,945,813
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.40% , 10/23/30 ........... 5,204 5,223,636
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.40%
,
09/22/32 ............. 5,930 5,948,852
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.65%
,
11/19/31 ............ 3,627 3,602,795
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
12/19/30 ............ 5,933 5,947,196
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.66%
,
06/30/28 ............. 2,492 2,492,598
56,317,572
Health Care Technology — 1.4%
(g)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.40%
,
02/15/29 ............. 9,937 9,892,799
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.41%
,
05/01/31 ................... 9,062 8,305,507
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.80%
,
10/01/27 ............. 2,884 2,831,308

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.41%
,
11/03/31 ............ USD 3,651 $ 3,648,467
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
7.93%
,
06/02/28 ................... 7,330 6,370,371
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
10/22/29
(b)
............ 3,157 3,157,192
34,205,644
Hotels, Restaurants & Leisure — 5.7%
(g)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
09/20/30 ................... 6,991 6,992,868
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.28% , 03/11/30 ............ 1,424 1,391,800
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.28% , 03/11/30 ........... 1,344 1,312,902
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
05/31/30 ............. 6,496 6,501,537
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
02/06/30 ............. 7,370 7,142,422
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
02/06/31 ............. 10,581 10,230,266
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.16%
,
12/02/31 ............. 3,244 3,239,776
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.41%
,
03/04/32 ............. 9,687 9,694,842
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.90%
,
01/29/29 ............. 10,049 9,957,179
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.45% , 12/02/30 ........... 10,717 10,676,948
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70% , 06/04/32 ........... 4,837 4,803,915
Fortrex LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.75%
,
03/10/31 ................... 1,209 1,152,317
Four Seasons Hotels Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
09/22/32 ............. 4,695 4,727,855
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
11/01/29 ........ 4,583 4,455,150
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.15%
,
05/27/32 ............ 4,779 4,795,794
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.40%
,
11/08/30 .... 5,382 5,404,370
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.15%
,
12/16/30 ................... 7,546 7,563,228
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Light & Wonder International, Inc., 1st Lien Term
Loan B3 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.65%
,
04/16/29 ........ USD 3,127 $ 3,127,450
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.95%
,
08/01/30 ............. 2,868 2,714,878
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
05/03/29 ............. 4,803 4,818,855
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.67%
,
04/04/29 ............ 4,191 4,123,090
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.65%
,
12/04/31 ... 3,041 3,003,224
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
03/14/31 ............. 6,203 6,216,623
TRQ Sales LLC, 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.23%
,
12/30/32
(b)
.................. 4,205 4,126,156
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.95%
,
07/01/32 ............. 6,562 6,559,376
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.15%
,
08/03/28 ................... 3,571 3,575,677
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.40%
,
05/24/30 ............ 3,405 3,424,055
141,732,553
Household Durables — 0.7%
(g)
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15%
,
09/26/31 ............. 2,687 2,689,414
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.25%), 5.88%
,
10/24/31 ............. 2,873 2,880,122
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
12/19/29 ............. 1,850 1,832,811
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.17%
,
12/19/29 ........ 2,467 2,443,748
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.44%
,
10/01/32 ........ 7,102 6,910,033
16,756,128
Household Products — 0.2%
Lavender Dutch Borrower Co. BV, Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.95%
,
12/30/32
(g)
.. 4,274 4,240,905
Independent Power and Renewable Electricity Producers — 0.7%
(g)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.40%
,
07/31/30 ........ 4,226 4,238,044
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.00%), 5.67%
,
12/15/27 ............ 4,908 4,903,478
Talen Energy Supply LLC, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15% , 12/15/31 ........... 4,297 4,308,901

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65% , 11/25/32 ............ USD 4,858 $ 4,860,886
18,311,309
Industrial Conglomerates — 2.2%
(g)
Arcwood Environmental, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.69%
,
04/01/33
(b)
........... 1,166 1,168,915
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95%
,
09/13/32 ............. 1,890 1,896,179
EMRLD Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
08/04/31 ................... 5,087 5,090,464
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
05/31/30 ............. 12,806 12,815,571
FCG Acquisitions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
03/04/33 ............. 826 826,859
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 6.66%
,
12/02/31 ... 3,242 3,259,306
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.18%
,
10/01/32 ............. 4,368 4,385,254
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
08/13/32 ............. 4,694 4,696,382
Resilience Parent LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.13%
,
02/28/33 ............. 8,340 8,356,680
SVP-Singer Holdings, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
7.50%), 11.46%
,
10/15/29 ............. 752 597,832
Sword Purchaser LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.47%
,
04/11/33 .............. 10,690 10,364,810
53,458,252
Insurance — 4.0%
(g)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
09/19/31 ............ 16,912 16,878,265
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.00%),
5.67%
,
01/30/32 ................... 12,196 12,180,269
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.15%
,
12/29/31 ........ 5,998 5,948,839
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
05/26/31 ................... 4,646 4,599,215
CRC Insurance Group LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.45%
,
05/06/31 ............. 11,783 11,688,968
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
06/20/30 ............. 18,873 18,915,822
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.66%
,
02/02/33 .. 5,499 5,416,671
Security
Par (000)
Par (000) Value
Insurance (continued)
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.65%
,
07/02/31 ............. USD 1,201 $ 1,182,220
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
09/15/31 ............. 6,734 6,747,117
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
09/27/30 ................... 693 693,706
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
11/21/29 ................... 14,612 14,625,295
98,876,387
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40%
,
01/31/31
(g)
............ 2,648 2,483,109
IT Services — 3.1%
(g)
Asurion LLC, 1st Lien Term Loan B11 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.01%
,
08/21/28 ................... 556 555,580
Asurion LLC, 1st Lien Term Loan B12 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
09/19/30 ................... 2,448 2,449,723
Asurion LLC, 1st Lien Term Loan B13 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
09/19/30 ................... 10,915 10,914,918
Asurion LLC, 1st Lien Term Loan B14 , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.41%
,
02/23/33 ................... 1,000 982,920
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.02%
,
01/19/29 ................... 1,402 1,404,892
Central Parent LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95% , 07/06/29 ........... 9,324 5,578,534
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95% , 07/06/29 ........... 1,200 536,400
Clearwater Analytics LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
04/21/32 ............. 5,340 5,331,834
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.15%
,
05/30/31 ............. 10,280 10,132,761
Galileo Parent, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.12%
,
03/03/33 ................... 3,273 3,266,880
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.40%
,
11/09/29 ........ 5,476 5,396,794
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.45%
,
10/07/32 ............ 7,187 5,711,378
Iron Mountain, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.65%
,
01/31/31 ................... 2,509 2,505,943
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.90%
,
06/07/32 ............. 2,153 1,970,360
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
07/01/31 ................... 2,994 2,703,952

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.45%
,
07/16/31 ............ USD 3,788 $ 3,714,380
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.15%
,
07/31/31 ... 12,262 12,166,290
Shift4 Payments LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
07/06/32 ................... 2,865 2,873,787
78,197,326
Leisure Products — 0.1%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.27%
,
05/30/28
(g)
............ 2,107 2,114,916
Life Sciences Tools & Services — 0.3%
(g)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70%
,
07/03/28 ............. 3,147 3,156,375
PRA Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70%
,
07/03/28 ............. 784 786,414
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.70%
,
09/27/30 ................... 4,814 4,814,524
8,757,313
Machinery — 3.2%
(g)
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.18%
,
03/15/30 ................... 2,959 2,961,941
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.20%
,
02/03/33 ............. 6,273 6,275,640
CompoSecure Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 5.92%
,
01/14/33 ............ 5,407 5,416,030
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
10/23/28 ............. 11,299 11,311,395
Indicor LLC, 1st Lien Term Loan E , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
11/22/29 ................... 2,824 2,830,821
LSF12 Helix Parent LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
02/10/33 ............. 5,273 5,273,702
Osmosis Buyer Ltd., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor
+ 2.5%; 3-mo. CME Term SOFR at 0.50%
Floor + 2.5% at 0.50% Floor + 0.00%),
6.16%
,
07/31/28 ................... 10,927 10,952,637
PECF USS Intermediate Holding III Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
2.00% Floor + 7.50%), 11.18% ( 11.18 % Cash
or 11.17 % PIK), 03/03/33
(f)
............ 1,117 1,068,478
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.77%
,
10/04/28 ................... 1,929 1,936,904
Tega Mc Australia Holdings Pty. Ltd., 1st Lien
Term Loan B , 03/24/33
(b) (h)
............. 2,624 2,620,720
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.38%
,
04/30/30 ............. 17,906 18,050,138
Security
Par (000)
Par (000) Value
Machinery (continued)
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.66%
,
01/27/31 ............. USD 11,435 $ 11,457,504
80,155,910
Media — 2.4%
(g)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
05/30/31 ............. 11,060 11,255,240
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.69%
,
12/09/30 ... 4,977 4,969,588
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 5.94%
,
12/15/31 ... 5,625 5,619,773
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.77%
,
08/23/28 ........ 4,021 4,030,000
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 ................... 10,677 9,413,229
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.65%
,
08/30/30 ............. 4,515 4,494,279
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.15%
,
06/30/28 ............ 4,109 4,116,987
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.17%
,
10/17/31 ................... 7,036 6,329,797
Nexstar Media, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40%
,
03/18/33 ............. 3,144 3,139,095
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
09/24/32 ............. 3,630 3,643,612
Telenet Financing USD LLC, Facility 1st Lien
Term Loan AR , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.77%
,
05/01/28 ... 1,645 1,636,051
58,647,651
Multi-Utilities — 0.5%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
03/03/32
(g)
........... 11,866 11,881,163
Oil, Gas & Consumable Fuels — 1.5%
(g)
Blackfin Pipeline LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.69%
,
10/01/32 ................... 2,312 2,327,318
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
11/22/32 .............. 2,827 2,840,119
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.93%
,
02/11/33 ........ 6,970 6,974,391
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 5.67%
,
10/04/30 ............ 1,343 1,347,807
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.41%
,
02/11/30 ................... 5,776 5,780,454
Meade Pipeline Co. LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.69%
,
09/22/32 ............. 1,340 1,342,934

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.41%
,
04/07/32 ................... USD 2,146 $ 2,158,470
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 5.90%
,
10/05/28 ... 8,551 8,572,596
TransMontaigne Operating Co. LP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 2.25%
,
03/18/30 ........ 1,996 2,000,620
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.50%
,
06/16/32 ... 3,136 3,127,520
36,472,229
Passenger Airlines — 1.7%
(g)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.93%
,
04/20/28 ............. 8,475 8,420,452
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.41%
,
03/21/31 ................... 6,983 6,965,394
American Airlines, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.51% , 01/29/27 ........... 4,988 4,969,193
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.00% , 02/15/28 ........... 1,281 1,255,447
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.91% , 06/04/29 ........... 6,554 6,383,886
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.44%
,
08/27/29 ............. 6,687 5,928,809
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
04/09/32 ............. 2,609 2,617,627
United Airlines, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
02/24/31 ............. 6,952 6,956,229
43,497,037
Pharmaceuticals — 1.2%
(g)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.65%
,
08/02/32 ............ 8,855 8,884,254
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (12-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
10/29/32 ............. 3,037 3,044,863
Endo Finance Holdings LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
04/23/31 ............. 1,929 1,906,247
Grifols International Services USA, Inc., 1st Lien
Term Loan B , (12-mo. CME Term SOFR at
0.00% Floor + 2.50%), 5.97%
,
04/14/33 ... 5,250 5,260,290
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
05/05/28 ............. 5,335 5,356,700
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
04/20/29 ............. 5,689 5,681,637
30,133,991
Security
Par (000)
Par (000) Value
Professional Services — 2.0%
(g)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
08/12/32 ................... USD 3,780 $ 3,780,227
Celestial-Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 6.50%), 10.27%
,
06/04/29 ........... 3,230 3,052,427
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.27%
,
06/02/28 ................... 8,342 8,156,499
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.40%
,
04/28/28 .. 6,736 6,740,955
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.20%
,
06/22/29 ................... 4,539 4,559,245
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.50%), 5.17% 07/31/30 .............. 4,400 3,789,346
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
06/24/31 ................... 6,488 6,484,900
TransUnion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
06/24/31 ................... 4,733 4,729,862
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.40%
,
09/28/29 ... 1,980 1,957,330
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
11/26/31 .............. 6,359 6,274,757
49,525,548
Semiconductors & Semiconductor Equipment — 0.5%
(g)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
07/06/29 ................... 2,518 2,525,623
Qnity Electronics, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
10/29/32 ............. 9,914 9,943,225
12,468,848
Software — 7.5%
(g)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
02/24/31 ............. 11,441 11,280,164
Avalara, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.45%
,
03/26/32 ................... 4,820 4,725,184
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.16%
,
08/15/29 ............. 4,989 3,393,852
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
07/30/31 ............. 13,623 12,584,661
Capstone Borrower, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
06/17/30 ............. 3,129 3,008,095
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.65%
,
01/23/32 ............ 5,029 5,001,760
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95% , 03/21/31 ........... 9,976 9,216,596

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.50% , 08/16/32 ........... USD 8,999 $ 8,314,365
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.52%
,
10/09/28 ................... 2,378 2,127,009
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.40%
,
12/09/31 ............. 4,337 4,215,935
Darktrace Finco US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.93%
,
10/09/31 ............. 1,454 1,363,728
Dayforce Bidco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.66%
,
02/04/33 ................... 9,240 8,706,390
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.95%
,
06/26/31 ............. 3,412 3,207,400
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
10/09/29 ............. 8,633 8,465,281
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.40%
,
11/15/32 .............. 1,416 1,372,345
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
09/12/29 ................... 9,610 9,451,596
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.15%
,
01/30/32 ............ 8,457 8,167,421
Kaseya, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
6.91%
,
03/22/32 ................... 13,167 11,940,045
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.65%
,
03/01/29 ................... 6,704 5,891,341
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
7.90%
,
12/31/31 ................... 3,844 3,007,760
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.41%
,
02/04/33 ............. 4,946 4,958,365
Ping Identity Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40%
,
11/15/32 .............. 2,676 2,640,329
Proofpoint, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.70%
,
08/31/28 ................... 15,306 14,840,226
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
06/28/30 ............. 4,068 3,373,944
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.96%
,
04/24/28 ................... 7,120 6,962,709
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
05/09/31 ............. 6,775 6,774,701
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.16%
,
02/10/31 ................... 13,122 12,651,162
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.91%
,
04/14/31 ................... 8,823 8,701,792
186,344,156
Security
Par (000)
Par (000) Value
Specialty Retail — 1.4%
(g)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
01/16/32 ............. USD 6,841 $ 6,762,697
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
04/23/31 ........ 5,323 5,318,217
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.67%
,
05/04/28 ... 10,858 10,866,072
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , (3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
09/29/32 ............. 1,095 1,094,726
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.45%
,
12/06/32 ... 1,199 1,201,249
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.16%
,
12/16/32 ............ 5,055 5,073,251
Pye-Barker Fire & Safety LLC, Delayed Draw 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.16%
,
12/16/32 ... 237 237,918
Restoration Hardware, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.27%
,
10/20/28 ............. 3,521 3,464,610
34,018,740
Technology Hardware, Storage & Peripherals — 0.4%
Finastra USA, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
09/15/32
(g)
.................. 10,833 10,296,610
Trading Companies & Distributors — 1.0%
(g)
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.65%
,
07/27/28 ................... 2,695 2,700,220
Core & Main LP, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.65%
,
02/10/31 ................... 6,667 6,669,864
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.70%
,
06/17/31 ................... 5,935 5,319,653
Herc Holdings, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
06/02/32 ................... 1,606 1,611,419
QXO Building Products, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
04/30/32 ............. 4,101 4,100,986
TMK Hawk Parent Corp., 1st Lien Term Loan ,
(US Prime Rate + 0.00%), 11.00%
,
12/15/31
(b)
265 —
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.65%
,
06/29/29
(b)
............ 7,366 3,351,737
23,753,879
Transportation Infrastructure — 1.1%
(g)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
09/23/31 ................... 13,731 13,740,057
GB AIT Buyer, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.98%
,
04/22/33 ............. 3,043 3,045,526
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.00%
,
12/15/26
(b)
................. 4,978 4,940,496

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.70%
,
03/18/30 ................... USD 5,574 $ 5,589,854
27,315,933
Wireless Telecommunication Services — 0.5%
(g)
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.41%
,
01/27/31 ............. 6,215 6,240,551
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.65%
,
10/06/32 ............. 6,423 6,422,902
12,663,453
Total Floating Rate Loan Interests — 86 .6%
(Cost: $ 2,200,108,234 ) ............................ 2,146,037,105
Shares
Shares
Investment Companies
(i)
Invesco Senior Loan ETF ............... 1,920,000 39,513,600
iShares Broad USD High Yield Corporate Bond
ETF
(j)
........................... 1,966,241 73,203,152
Total Investment Companies — 4 .6%
(Cost: $ 112,484,330 ) .............................. 112,716,752
Beneficial Interest
(000)
Other Interests
(k)
Capital Markets — 0.0%
Millennium Corp. Claim
(b)
................ 15,011 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
IT Services — 0.0%
(a)
Veritas Newco ....................... 14,627 281,570
Veritas Newco, Series G-1
(g)
............. 10,105 194,521
476,091
Machinery — 0.0%
Sirva-Bgrs Holdings, Inc. , 15.25%
(b)
........ 1,870 327,238
Total Preferred Securities — 0.0%
(Cost: $ 1,789,736 ) ............................... 803,329
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(a) (b)
16,956 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 92.4%
(Cost: $ 2,348,251,884 ) ............................ 2,289,197,979
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.2%
(j)(l)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(m)
................... 87,948,879 $ 87,975,263
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% ..................... 141,004,054 141,004,054
Total Short-Term Securities — 9 .2%
(Cost: $ 228,974,034 ) .............................. 228,979,317
Total Investments — 101 .6%
(Cost: $ 2,577,225,918 ) ............................ 2,518,177,296
Liabilities in Excess of Other Assets — (1.6) % ............. (39,602,547)
Net Assets — 100.0% ...............................
$ 2,478,574,749

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,647,003, representing 0.07% of its net assets as of period end, and an original cost of $0.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
All or a portion of this security is on loan.
(j)
Affiliate of the Fund.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Annualized 7-day yield as of period end.
(m)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 64,614,273 $ 23,360,583
(a)
$ — $ (2,473) $ 2,880 $ 87,975,263 87,948,879 $ 287,294
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 328,860,244 — (187,856,190)
(a)
— — 141,004,054 141,004,054 8,420,512 —
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
... 2,195,557 — (2,195,210) 110,033 (110,380) — — 25,746 —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(c)
.............. — — — — — — — 16,180 —
iShares Broad USD High Yield
Corporate Bond ETF .... 11,637,301 76,962,357 (15,321,600) (29,310) (45,596) 73,203,152 1,966,241 1,349,752 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... — — — — — — — 8,784 —
$ 78,250 $ (153,096) $ 302,182,469 $ 10,108,268 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 932,097 EUR 808,000 Barclays Bank plc 06/17/26 $ (18,195)
USD 346,040 EUR 300,000 Toronto Dominion Bank 06/17/26 (6,791)
$ (24,986)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V3 ........... 5 .00 % Quarterly 12/20/29 B+ USD 37,818 $ 2,977,969 $ 1,493,150 $ 1,484,819
Markit CDX North American
High Yield Index Series
44.V2 ........... 5 .00 Quarterly 06/20/30 B+ USD 19,800 1,623,156 203,223 1,419,933
Markit CDX North American
High Yield Index Series
46.V1 ........... 5 .00 Quarterly 06/20/31 B+ USD 30,000 2,312,942 2,224,059 88,883
$ 6,914,067 $ 3,920,432 $ 2,993,635
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/26 USD 5,200 $ 72,503 $ (19,788) $ 92,291
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/26 USD 20,000 205,727 (39,457) 245,184
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 5,000 60,164 (14,729) 74,893
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 41,000 410,744 (80,887) 491,631
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/26 USD 25,000 286,668 (173,973) 460,641
$ 1,035,806 $ (328,834) $ 1,364,640

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering ................................ $ — $ — $ 1,903,255 $ 1,903,255
Financial Services ...................................... — — 997,880 997,880
Food Products ......................................... — 1,055,403 — 1,055,403
Ground Transportation ................................... — 6,778 — 6,778
Hotels, Restaurants & Leisure .............................. — — 1,380,216 1,380,216
Household Durables ..................................... — — 235,242 235,242
IT Services ........................................... — — 1,785,809 1,785,809
Machinery ............................................ — — — —
Media ............................................... — 1,647,003 — 1,647,003
Trading Companies & Distributors ............................ — — 659,981 659,981
Transportation Infrastructure ............................... — — 231,392 231,392
Wireless Telecommunication Services ......................... — 1,346,736 — 1,346,736
Corporate Bonds
Aerospace & Defense .................................... — — — —
Chemicals ............................................ — 33,987 — 33,987
Electric Utilities ........................................ — — 1 1
Pharmaceuticals ....................................... — 7,740,671 — 7,740,671
Transportation Infrastructure ............................... — — 194,657 194,657
Wireless Telecommunication Services ......................... — 599,740 — 599,740
Fixed Rate Loan Interests ................................... — 9,822,042 — 9,822,042
Floating Rate Loan Interests
Aerospace & Defense .................................... — 76,382,966 — 76,382,966
Automobile Components .................................. — 42,336,972 — 42,336,972
Automobiles .......................................... — 7,826,544 — 7,826,544
Beverages ........................................... — 10,236,575 — 10,236,575
Biotechnology ......................................... — 14,253,908 — 14,253,908
Broadline Retail ........................................ — 14,355,988 — 14,355,988
Building Products ....................................... — 27,332,485 9,117,214 36,449,699
Capital Markets ........................................ — 124,332,862 — 124,332,862
Chemicals ............................................ — 72,710,240 5,927,280 78,637,520
Commercial Services & Supplies ............................. — 81,790,761 5,520,765 87,311,526

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
Communications Equipment ................................ $ — $ 6,864,651 $ — $ 6,864,651
Construction & Engineering ................................ — 18,775,119 6,078,838 24,853,957
Construction Materials .................................... — 45,026,073 — 45,026,073
Consumer Staples Distribution & Retail ........................ — 21,502,851 — 21,502,851
Containers & Packaging .................................. — 56,896,747 — 56,896,747
Diversified Consumer Services .............................. — 20,579,799 — 20,579,799
Diversified REITs ....................................... — 2,269,649 — 2,269,649
Diversified Telecommunication Services ........................ — 39,375,219 — 39,375,219
Electric Utilities ........................................ — 15,011,000 — 15,011,000
Electronic Equipment, Instruments & Components ................. — 9,984,118 4,858,150 14,842,268
Energy Equipment & Services .............................. — 7,053,842 — 7,053,842
Entertainment ......................................... — 86,859,530 — 86,859,530
Financial Services ...................................... — 85,024,707 — 85,024,707
Food Products ......................................... — 31,219,502 — 31,219,502
Gas Utilities ........................................... — 13,536,120 — 13,536,120
Ground Transportation ................................... — 15,782,956 — 15,782,956
Health Care Equipment & Supplies ........................... — 34,587,112 — 34,587,112
Health Care Providers & Services ............................ — 56,317,572 — 56,317,572
Health Care Technology .................................. — 31,048,452 3,157,192 34,205,644
Hotels, Restaurants & Leisure .............................. — 137,606,397 4,126,156 141,732,553
Household Durables ..................................... — 16,756,128 — 16,756,128
Household Products ..................................... — 4,240,905 — 4,240,905
Independent Power and Renewable Electricity Producers ............ — 18,311,309 — 18,311,309
Industrial Conglomerates .................................. — 52,289,337 1,168,915 53,458,252
Insurance ............................................ — 98,876,387 — 98,876,387
Interactive Media & Services ............................... — 2,483,109 — 2,483,109
IT Services ........................................... — 78,197,326 — 78,197,326
Leisure Products ....................................... — 2,114,916 — 2,114,916
Life Sciences Tools & Services .............................. — 8,757,313 — 8,757,313
Machinery ............................................ — 77,535,190 2,620,720 80,155,910
Media ............................................... — 58,647,651 — 58,647,651
Multi-Utilities .......................................... — 11,881,163 — 11,881,163
Oil, Gas & Consumable Fuels ............................... — 36,472,229 — 36,472,229
Passenger Airlines ...................................... — 43,497,037 — 43,497,037
Pharmaceuticals ....................................... — 30,133,991 — 30,133,991
Professional Services .................................... — 49,525,548 — 49,525,548
Semiconductors & Semiconductor Equipment .................... — 12,468,848 — 12,468,848
Software ............................................. — 186,344,156 — 186,344,156
Specialty Retail ........................................ — 34,018,740 — 34,018,740
Technology Hardware, Storage & Peripherals .................... — 10,296,610 — 10,296,610
Trading Companies & Distributors ............................ — 20,402,142 3,351,737 23,753,879
Transportation Infrastructure ............................... — 22,375,437 4,940,496 27,315,933
Wireless Telecommunication Services ......................... — 12,663,453 — 12,663,453
Investment Companies .................................... 112,716,752 — — 112,716,752
Other Interests .......................................... — — — —
Preferred Securities
IT Services ........................................... — 476,091 — 476,091
Machinery ............................................ — — 327,238 327,238
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 228,979,317 — — 228,979,317
Unfunded Floating Rate Loan Interests
(a)
........................... — 7,799 — 7,799
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (739) (15,158) (15,897)
$ 341,696,069 $ 2,117,905,153 $ 58,567,976 $ 2,518,169,198
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 2,993,635 $ — $ 2,993,635
Interest rate contracts ....................................... — 1,364,640 — 1,364,640
Liabilities
Foreign currency exchange contracts ............................ — (24,986) — (24,986)
$ — $ 4,333,289 $ — $ 4,333,289
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Floating Rate Income Portfolio

(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2025 ................................................ $ 13,537,786 $ 760,054 $ 59,813,927 $ 556,470 $ 457 $ 74,668,694
Transfers into Level 3
(a)
......................................................... — — 8,381,352 327,238 — 8,708,590
Transfers out of Level 3
(b)
........................................................ (2,703,330) — (18,278,329) (556,470) — (21,538,129)
Accrued discounts/premiums ...................................................... — 9,354 112,000 — — 121,354
Net realized gain (loss) ......................................................... 111,339 — (4,000,436) — — (3,889,097)
Net change in unrealized depreciation
(c)
............................................... (4,787,902) (574,750) (3,218,789) — (15,615) (8,597,056)
Purchases .................................................................. 4,178,802 168,051 48,848,749 — — 53,195,602
Sales ..................................................................... (3,142,920) (168,051) (40,791,011) — — (44,101,982)
Closing balance, as of April 30, 2026 .................................................
$ 7,193,775 $ 194,658 $ 50,867,463 $ 327,238 $ (15,158) $ 58,567,976
Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2026
(c)
..........
$ (4,820,499) $ 9,392 $ (5,702,979) $ — $ (15,615) $ (10,529,701)
(a)
As of July 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of April 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of July 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
ETF Exchange-Traded Fund
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate